Digital Assets (Details) - Schedule of digital assets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Digital Assets Payables [Abstract]
Digital assets held on exchange institutions	$ 44,505,633	$ 8,438,027